SEMI ANNUAL REPORT

JUNE 30, 1999

MUTUAL BEACON FUND

[LOGO(R)]
Franklin(R) Templeton(R)

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

[Photo of Peter A. Langerman]

PETER A. LANGERMAN
Chief Executive Officer
Franklin Mutual Advisers, Inc.

[Photo of Robert L. Friedman]

ROBERT L. FRIEDMAN
Chief Investment Officer
Franklin Mutual Advisers, Inc.

SHAREHOLDER LETTER


Dear Shareholder:

We are pleased to bring you this semiannual report of the Mutual Beacon Fund for the six months ended June 30, 1999, during which the fund's Class Z shares appreciated 17.78%. And we are also pleased to report that all of our Mutual Series funds delivered results for the period under review that compared very favorably to commonly cited indexes.

Throughout the first few months of 1999, conventional wisdom still largely favored growth investors versus value investors such as ourselves. Stocks of companies with the biggest capitalizations and ".com" stocks seemed to go up largely without regard to fundamental valuations. One only had to listen to tales from the growing legion of day traders to be convinced that a so-called "new paradigm" had taken hold. However, beginning in April, internet stocks lost a bit of their luster, some large-cap growth names sputtered, and media pundits (who love to perceive new trends) began to declare that value was back in vogue. We even received a number of calls from reporters asking whether we felt vindicated about the market's "return to value."

As you know, we have never been slaves to conventional wisdom, nor wavered in our belief that fundamental research,


CONTENTS
Shareholder Letter......................................................   1

Fund Report.............................................................   4

Performance Summary.....................................................   8

Financial Highlights &
Statement of Investments................................................  10

Financial Statements....................................................  24

Notes to Financial Statements...........................................  28

FUND CATEGORY
[pyramid graphic]


Although pure theme or momentum investing may work in the short term, it is not, in our opinion, sustainable over the long term.


solid underlying valuations, and good stock picking always have and always will make a real difference. Although pure theme or momentum investing may work in the short term, it is not, in our opinion, sustainable over the long term. Our value investing philosophy embodies this approach, and we believe that we will make money for our shareholders over time by sticking to our discipline, whether value investing is "in" or "out." We need, of course, to be mindful of changes in society and of how business valuations change, but the biggest mistake we could make would be to try to follow the latest investment fad. We always try to buy stocks that others have given up on because of a short-term problem that masks fundamental strengths or just because the stocks "aren't moving."

One outgrowth of investors' increasing accessibility to information and their ability to react to such information has been greater market volatility, at least in the short term. We like volatility in the markets, although not in our performance, because it creates opportunity for contrarian investors like us to capitalize on someone else's overreaction, and it often works to our advantage.

Our performance this year does not merely reflect value's being back in style. In fact, markets may be only at the early stages of a rebalancing in favor of value and the medium- or smaller-cap companies. You may recall that late last year we appointed specific portfolio managers for each of our funds, to improve the day-to-day implementation of our investing philosophy. The revised portfolio management structure is working very well. Driven by an intensive focus on bottom-up stock picking, our portfolio managers and research team are responsible for the fund's strong performance record during the period under review.


2

In June, Mutual Shares, our oldest fund, celebrated its 50th anniversary, and our underlying investment discipline for all our funds remains the same as always - buy stocks at discounts to asset value in order to produce steady, absolute returns over long periods with minimal risk and volatility. Through strong as well as rocky markets, we pay attention to the fundamentals because that is what matters. This gives us the conviction to buy stocks that we believe have value even when conventional wisdom may say otherwise.

On the following pages, you'll find a report from Lawrence Sondike and David Winters, Mutual Beacon Fund's portfolio managers, with specific comments about portfolio developments this year. We welcome your comments, either through regular mail or by email at mutualseries@frk.com.

Sincerely,


/s/PETER A. LANGERMAN
--------------------------
Peter A. Langerman
Chief Executive Officer
Franklin Mutual Advisers, Inc.


/s/ROBERT L. FRIEDMAN
--------------------------
Robert L. Friedman
Chief Investment Officer
Franklin Mutual Advisers, Inc.


Through strong as well as rocky markets, we pay attention to the fundamentals because that is what matters.


                                                                               3

U.S. EXPOSURE
BASED ON TOTAL NET ASSETS
6/30/99

[ This chart shows in pie format the U.S. exposure of Mutual Beacon Fund, based on the total net assets as of 6/30/99.]

United States            69.1%
Other Countries          30.9%



FUND REPORT

Your Fund's Goal: Mutual Beacon Fund seeks capital appreciation, with income as a secondary objective, by investing primarily in common and preferred stocks, bonds, and convertible securities. The fund may also invest in foreign securities.

During the first six months of 1999, which were marked by low inflation, rising interest rates, and moderate economic growth, Mutual Beacon Fund's Class Z shares produced a cumulative total return of 17.78%, as shown in the Performance Summary on page 9. This compares favorably to most of the broader market indexes, including the unmanaged Standard & Poor's(R) 500 Composite Index, which rose 12.38%, and the unmanaged S&P Mid-Cap 400 Index, up 6.83%. The strong performance of the fund was due largely to our disciplined value and special situations approach.

Several of our largest positions, including Lucas Varity PLC, Morton International Inc., Telcom Italia SpA, di Risp, and MediaOne Group Inc., received takeover bids in the first half of the year, at significant premiums to the prices at which the stocks had been trading. We had identified these investments previously through detailed, fundamental analysis of companies with attractive assets whose stocks were trading at large discounts to our assessment of their true worth. Two more of our big gainers were Canary Wharf Group PLC and Telephone & Data Systems Inc., both of which are in the special situations


You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 14 of this report.

4

CATEGORY. Canary Wharf Group PLC owns an extensive real estate project in London. The fund initially invested in the project more than three years ago. In March of this year, the company completed its initial public offering, and its stock has performed very well. Telephone & Data Systems Inc., a wireless and wireline telephone company, was trading at 50% of its intrinsic value; the company's announcement to sell or spin off one of its assets helped narrow this discount.

In the U.S., undervalued asset plays we favored included Bank One Corp., Lockheed Martin Corp., and Washington Post Co. Bank One Corp. owns First USA, an outstanding credit card and consumer banking business which is not fully reflected in its share price. Lockheed Martin Corp., the nation's largest defense company, generates substantial free cash flow, while Washington Post Co., a well-respected media company, owns attractive, and we believe underappreciated, cable assets.

In Europe, we purchased shares in Lagardere SCA and Invensys PLC because we felt they were undervalued. Lagardere SCA, the French media and aerospace conglomerate, has taken significant steps to improve values, while Invensys PLC, the product of the merger between BTR PLC and Siebe PLC, is a world leader in automation and controls.

Looking forward, we believe that both domestic and foreign markets should continue to present us with profitable investment opportunities. We are experienced at recognizing opportunity where others may see only bad news. We also expect to profit from the stocks of companies undergoing corporate change, such as the purchase or sale of assets, spinoffs, and share buybacks. In our opinion, this favorable merger and acquisition environment may very well lead to bids for some of our


TOP 10 HOLDINGS
6/30/99

[This chart lists the top 10 holdings, including industry and country, of Mutual Beascon Fund, based on total net assets as of 6/30/99.]

COMPANY,                            % OF TOTAL
INDUSTRY, COUNTRY                   NET ASSETS
-----------------------------------------------
Canary Wharf Group PLC,
Real Estate,
United Kingdom                            3.1%

Investor AB, A&B,
Multi-Industry, Sweden                    2.6%

Telephone & Data
Systems Inc,
Telecommunications, U.S.                  2.5%

Bank One Corp.,
Banking, U.S.                             2.4%

United Asset Management,
Financial Services, U.S.                  1.4%

Philip Morris Cos., Inc.,
Beverages & Tobacco, U.S.                 1.3%

Lockheed Martin Corp.,
Aerospace & Military
Technology, U.S.                          1.2%

Lagardere SCA,
Multi-Industry, France                    1.2%

Florida East Coast Industries
Inc., Transportation, U.S.                1.2%

First Union Corp.,
Banking, U.S.                             1.2%

                                                                               5

holdings, as well as opportunities to profit by arbitraging the deals. We expect to profit by investing in bankruptcy and distressed companies, a strategy we have long successfully employed. Of course, past results cannot guarantee future performance, and as always, we are mindful of the risks of each investment, focusing on the downside as well as upside potential.

We appreciate your participation in Mutual Beacon Fund and will strive to provide the best risk-adjusted returns possible.


[Photo of Lawrence Sondike]


/s/LAWRENCE SONDIKE
----------------------
Lawrence Sondike


[Photo of David Winters]

/s/DAVID WINTERS
---------------------
David Winters
Portfolio Managers


6

It is important to remember that the fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks such as political uncertainty or fluctuations in foreign exchange rates in areas where the fund invests. The fund generally expects to hedge against currency risk where feasible and to the extent possible. The fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings or liquidations.

It is also important to note that stocks offer the potential for long-term gains but can be subject to short-term up and down price movements. Securities of companies involved in mergers, liquidations and reorganizations, and distressed/ bankruptcy investments, involve higher credit risks. These and other risks are discussed in the prospectus, which you should review before making an investment decision.

This discussion reflects our views, opinions and portfolio holdings as of June 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and the fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.


                                                                               7

CLASS Z:

No initial sales charge or Rule 12b-1 fees and are available only to certain investors, as described in the fund's prospectus.

CLASS A (formerly Class I):

Subject to the maximum 5.75% initial sales charge.

CLASS B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

For all share classes, the fund's Manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the Manager had not taken this action, the fund's total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for the three-year period beginning November 1, 1996.


PERFORMANCE SUMMARY AS OF 6/30/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each share class's expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION


CLASS Z                         CHANGE          6/30/99      12/31/98
---------------------------------------------------------------------
Net Asset Value                  +$2.02         $15.14        $13.12


                                DISTRIBUTIONS (1/1/99 - 6/30/99)
                                -------------------------------------
Dividend Income                 $0.0427
Long-Term Capital Gain          $0.2675
                                -------
      TOTAL                     $0.3102
                                =======



CLASS A                         CHANGE         6/30/99 12/31/98
---------------------------------------------------------------
Net Asset Value                 +$2.00         $15.09   $13.09


                                DISTRIBUTIONS (1/1/99 - 6/30/99)
                                --------------------------------
Dividend Income                 $0.0312
Long-Term Capital Gain          $0.2675
                                -------
      TOTAL                     $0.2987
                                =======


CLASS B                         CHANGE         6/30/99  1/1/99
--------------------------------------------------------------
Net Asset Value                 +$1.91         $15.00   $13.09


                                DISTRIBUTIONS (1/1/99 - 6/30/99)
                                --------------------------------
Dividend Income                 $0.0368
Long-Term Capital Gain          $0.2675
                                -------
      TOTAL                     $0.3043
                                =======


CLASS C                         CHANGE         6/30/99  12/31/98
----------------------------------------------------------------
Net Asset Value                 +$1.97         $15.01   $13.04


                                DISTRIBUTIONS (1/1/99 - 6/30/99)
                                ---------------------------------
Dividend Income                 $0.0077
Long-Term Capital Gain          $0.2675
                                -------
      TOTAL                     $0.2752
                                =======

Past performance is not predictive of future results.


8

PERFORMANCE

CLASS Z                                  6-MONTH        1-YEAR         5-YEAR         10-YEAR
---------------------------------------------------------------------------------------------
Cumulative Total Return(1)                17.78%          9.34%        132.34%        302.54%
Average Annual Total Return(2)            17.78%          9.34%         18.37%         14.94%
Value of $10,000 Investment(3)           $11,778        $10,934        $23,234        $40,254




                    6/30/95   6/30/96    6/30/97    6/30/98     6/30/99
                    ---------------------------------------------------
One-Year
Total Return(4)      16.34%    22.59%     23.37%     20.77%       9.34%


                                                       INCEPTION
CLASS A                              6-MONTH  1-YEAR   (11/1/96)
----------------------------------------------------------------
Cumulative Total Return(1)            17.58%    8.97%    56.55%
Average Annual Total Return(2)        10.81%    2.68%    15.74%
Value of $10,000 Investment(3)       $11,081  $10,268   $14,754



                                                          INCEPTION
CLASS B                                       6-MONTH      (1/1/99)
-------------------------------------------------------------------
Cumulative Total Return(1)                     16.93%        16.93%
Aggregate Total Return(2)                      12.93%        12.93%
Value of $10,000 Investment(3)                $11,293       $11,293



                                                          INCEPTION
CLASS C                              6-MONTH   1-YEAR     (11/1/96)
-------------------------------------------------------------------
Cumulative Total Return(1)            17.23%      8.31%      53.93%
Average Annual Total Return(2)        15.09%     6.23%        17.16%
Value of $10,000 Investment(3)       $11,509   $10,623       $15,240



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the fund invests. You may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.


                                                                               9


MUTUAL BEACON FUND
Financial Highlights

                                                                                CLASS Z
                                          -----------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                             YEAR ENDED DECEMBER 31,
                                          JUNE 30, 1999    ------------------------------------------------------------------
                                          (UNAUDITED)++       1998          1997          1996          1995          1994
                                          -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout
  the period)
Net asset value, beginning of
  period..............................         $13.12          $14.12        $12.98        $11.98        $10.34        $10.36
                                          -----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income................            .13             .33           .31           .40           .29           .15
 Net realized and unrealized gains
   (losses)...........................           2.20            (.01)         2.63          2.08          2.36           .43
                                          -----------------------------------------------------------------------------------
Total from investment operations......           2.33             .32          2.94          2.48          2.65           .58
                                          -----------------------------------------------------------------------------------
Less distributions from:
 Net investment income................           (.04)           (.45)         (.54)         (.35)         (.28)         (.15)
 Net realized gains...................           (.27)           (.87)        (1.26)        (1.13)         (.73)         (.45)
                                          -----------------------------------------------------------------------------------
Total distributions...................           (.31)          (1.32)        (1.80)        (1.48)        (1.01)         (.60)
                                          -----------------------------------------------------------------------------------
Net asset value, end of period........         $15.14          $13.12        $14.12        $12.98        $11.98        $10.34
                                          ===================================================================================
Total Return*.........................         17.78%           2.37%        23.03%        21.19%        25.89%         5.61%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).....     $3,518,020      $4,030,517    $5,678,822    $4,920,388    $3,573,297    $2,060,453
Ratios to average net assets:
 Expenses.............................           .77%**          .76%          .74%          .73%          .72%          .75%
 Expenses, excluding waiver and
   payments by affiliate..............           .82%**          .79%          .77%          .75%          .72%          .75%
 Net investment income................          1.87%**         2.28%         1.92%         3.21%         2.89%         1.96%
Portfolio turnover rate...............         32.15%          65.27%        54.72%        66.87%        73.18%        70.63%

 * Total return is not annualized.
** Annualized.
 + Per share amounts for all periods prior to December 31, 1996 have been restated to reflect a 3-for-1 stock split effective February 3, 1997. ++ Based on average weighted shares outstanding.

 10


MUTUAL BEACON FUND
Financial Highlights (continued)

                                                                                      CLASS A
                                                             ----------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED                   YEAR ENDED DECEMBER 31,
                                                             JUNE 30, 1999        -------------------------------------
                                                             (UNAUDITED)+++       1998+++        1997+++         1996+
                                                             ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period.....................         $13.09            $14.09         $12.98        $13.21
                                                             ----------------------------------------------------------
Income from investment operations:
 Net investment income...................................            .11               .27            .23           .16
 Net realized and unrealized gains.......................           2.19                --           2.65           .69
                                                             ----------------------------------------------------------
Total from investment operations.........................           2.30               .27           2.88           .85
                                                             ----------------------------------------------------------
Less distributions from:
 Net investment income...................................           (.03)             (.40)          (.51)         (.33)
 Net realized gains......................................           (.27)             (.87)         (1.26)         (.75)
                                                             ----------------------------------------------------------
Total distributions......................................           (.30)            (1.27)         (1.77)        (1.08)
                                                             ----------------------------------------------------------
Net asset value, end of period...........................         $15.09            $13.09         $14.09        $12.98
                                                             ==========================================================
Total Return*............................................         17.58%             2.02%         22.52%         6.51%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)........................       $966,757          $947,444       $753,519       $52,070
Ratios to average net assets:
 Expenses................................................          1.11%**           1.11%          1.09%         1.03%**
 Expenses, excluding waiver and payments by affiliate....          1.16%**           1.14%          1.12%         1.13%**
 Net investment income...................................          1.56%**           1.89%          1.58%         1.33%**
Portfolio turnover rate..................................         32.15%            65.27%         54.72%        66.87%

  * Total return does not reflect sales commissions and is not annualized.
 ** Annualized.
  + For the period November 1, 1996 (effective date) to December 31, 1996.
 ++ Per share amounts for the period ended December 31, 1996 have been restated
   to reflect a 3-for-1 stock split effective February 3, 1997.
+++ Based on average weighted shares outstanding.
                                                                              11


MUTUAL BEACON FUND
Financial Highlights (continued)

                                                                    CLASS B
                                                                ----------------
                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 1999
                                                                  (UNAUDITED)+
                                                                ----------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................         $13.09
                                                                ----------------
Income from investment operations:
 Net investment income......................................            .09
 Net realized and unrealized gains..........................           2.13
                                                                ----------------
Total from investment operations............................           2.22
                                                                ----------------
Less distributions from:
 Net investment income......................................           (.04)
 Net realized gains.........................................           (.27)
                                                                ----------------
Total distributions.........................................           (.31)
                                                                ----------------
Net asset value, end of period..............................         $15.00
                                                                ================
Total Return*...............................................         16.93%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................         $4,242
Ratios to average net assets:
 Expenses...................................................          1.78%**
 Expenses, excluding waiver and payments by affiliate.......          1.83%**
 Net investment income......................................          1.25%**
Portfolio turnover rate.....................................         32.15%

 * Total return does not reflect the contingent deferred sales charge and is not annualized.
** Annualized.
 + Effective date of Class B shares was January 1, 1999. Based on average weighted shares outstanding.

 12


MUTUAL BEACON FUND
Financial Highlights (continued)

                                                                                      CLASS C
                                                             ----------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED                   YEAR ENDED DECEMBER 31,
                                                             JUNE 30, 1999        -------------------------------------
                                                             (UNAUDITED)+++       1998+++        1997+++         1996+
                                                             ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period.....................         $13.04            $14.04         $12.98        $13.21
                                                             ----------------------------------------------------------
Income from investment operations:
 Net investment income...................................            .06               .18            .14           .13
 Net realized and unrealized gains.......................           2.19               .01           2.63           .71
                                                             ----------------------------------------------------------
Total from investment operations.........................           2.25               .19           2.77           .84
                                                             ----------------------------------------------------------
Less distributions from:
 Net investment income...................................           (.01)             (.32)          (.45)         (.32)
 Net realized gains......................................           (.27)             (.87)         (1.26)         (.75)
                                                             ----------------------------------------------------------
Total distributions......................................           (.28)            (1.19)         (1.71)        (1.07)
                                                             ----------------------------------------------------------
Net asset value, end of period...........................         $15.01            $13.04         $14.04        $12.98
                                                             ==========================================================
Total Return*............................................         17.23%             1.40%         21.65%         6.45%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)........................       $498,308          $500,404       $362,425       $16,263
Ratios to average net assets:
 Expenses................................................          1.76%**           1.76%          1.74%         1.75%**
 Expenses, excluding waiver and payments by affiliate....          1.81%**           1.79%          1.77%         1.85%**
 Net investment income...................................           .90%**           1.24%           .92%          .84%**
Portfolio turnover rate..................................         32.15%            65.27%         54.72%        66.87%

  * Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
 ** Annualized.
  + For the period November 1, 1996 (effective date) to December 31, 1996.
 ++ Per share amounts for the period ended December 31, 1996 have been restated
    to reflect a 3-for-1 stock split effective February 3, 1997.
+++ Based on average weighted shares outstanding.

                       See Notes to Financial Statements.
                                                                              13


MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 83.1%
AEROSPACE & MILITARY TECHNOLOGY 2.3%
*Coltec Industries Inc. ....................................    United States            971,100     $   21,060,731
*Hexcel Corp. ..............................................    United States            991,880         10,042,785
Lockheed Martin Corp. ......................................    United States          1,666,700         62,084,575
Northrop Grumman Corp. .....................................    United States            322,300         21,372,519
                                                                                                     --------------
                                                                                                        114,560,610
                                                                                                     --------------
AUTOMOBILES 3.3%
Borg-Warner Automotive Inc. ................................    United States            389,200         21,406,000
Delphi Automotive Systems Corp. ............................    United States          1,505,911         27,953,473
General Motors Corp. .......................................    United States            624,100         41,190,600
*Lear Corp. ................................................    United States            893,500         44,451,625
TRW Inc. ...................................................    United States            539,300         29,594,087
                                                                                                     --------------
                                                                                                        164,595,785
                                                                                                     --------------
BANKING 5.6%
Bank One Corp. .............................................    United States          2,041,854        121,617,929
*BHF-Bank AG................................................       Germany               509,000         17,321,852
Chase Manhattan Corp. ......................................    United States            635,380         55,039,792
First American Corp. Tennessee..............................    United States            344,600         14,322,437
First Union Corp. ..........................................    United States          1,222,604         57,462,388
Hibernia Corp., A...........................................    United States            445,600          6,990,350
U.S. Bancorp................................................    United States            183,900          6,252,600
                                                                                                     --------------
                                                                                                        279,007,348
                                                                                                     --------------
BEVERAGES & TOBACCO 5.8%
Allied Domecq PLC...........................................    United Kingdom         2,553,921         24,697,055
Austria Tabak AG............................................       Austria               251,455         14,651,137
Brown-Forman Corp., A.......................................    United States            125,200          7,465,050
Brown-Forman Corp., B.......................................    United States            228,580         14,900,559
Coca-Cola West Japan Co. Ltd. ..............................        Japan                511,200         29,056,973
+Farmer Brothers Co. .......................................    United States             93,286         18,890,415
Gallaher Group PLC..........................................    United Kingdom         2,954,989         18,165,343
Gallaher Group PLC, ADR.....................................    United Kingdom           146,400          3,577,650
Mikuni Coca-Cola Bottling Co. ..............................        Japan                507,400         10,312,326
Molson Co. Ltd., A..........................................        Canada             1,882,375         34,341,929
Molson Co. Ltd., B..........................................        Canada                22,700            418,791
Nabisco Group Holdings Corp. ...............................    United States            519,485         10,162,425
Philip Morris Cos. Inc. ....................................    United States          1,606,700         64,569,256
Swedish Match AB............................................        Sweden             2,440,800          8,698,687
UST Inc. ...................................................    United States            977,100         28,580,175
                                                                                                     --------------
                                                                                                        288,487,771
                                                                                                     --------------

 14

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
BROADCASTING & PUBLISHING 7.1%
*AT&T Corp. - Liberty Media Group, A........................    United States            689,808     $   25,350,444
Daily Mail & General Trust PLC, A...........................    United Kingdom           212,300         11,745,736
Dow Jones & Co. Inc. .......................................    United States            848,200         45,007,612
*Hearst-Argyle Television Inc. .............................    United States            491,805         11,803,320
*MediaOne Group Inc. .......................................    United States            733,500         54,554,062
Meredith Corp. .............................................    United States            414,900         14,365,912
*Modern Times Group AB, A...................................        Sweden               287,550          5,749,647
*Modern Times Group AB, B...................................        Sweden               777,552         16,873,482
Nippon Television Network Corp. ............................        Japan                 10,200          4,213,483
NV Holdingsmig de Telegraaf.................................     Netherlands           2,208,400         43,498,443
R. H. Donnelly Corp. .......................................    United States          1,196,072         23,398,157
Scripps Co., A..............................................    United States          1,163,500         55,338,969
Washington Post Co., B......................................    United States             80,800         43,450,200
                                                                                                     --------------
                                                                                                        355,349,467
                                                                                                     --------------
BUILDING MATERIALS & COMPONENTS .6%
*American Standard Cos. Inc. ...............................    United States            588,800         28,262,400
                                                                                                     --------------
BUSINESS & PUBLIC SERVICES 1.9%
Hillenbrand Industries Inc. ................................    United States            720,000         31,140,000
*Republic Services Inc., A..................................    United States            290,400          7,187,400
Suez Lyonnaise des Eaux SA..................................        France               312,252         56,319,351
                                                                                                     --------------
                                                                                                         94,646,751
                                                                                                     --------------
CHEMICALS 1.1%
Arch Chemicals Inc. ........................................    United States            596,300         14,497,544
Bayer AG, Br. ..............................................       Germany               545,750         22,709,098
Olin Corp. .................................................    United States          1,235,600         16,294,475
                                                                                                     --------------
                                                                                                         53,501,117
                                                                                                     --------------
DATA PROCESSING & REPRODUCTION .1%
*Cadence Design Systems Inc. ...............................    United States            445,500          5,680,125
*Tecnost Mael SpA...........................................        Italy                673,020          1,662,249
                                                                                                     --------------
                                                                                                          7,342,374
                                                                                                     --------------
ELECTRICAL & ELECTRONICS .1%
Honeywell Inc. .............................................    United States             16,900          1,958,287
*Level One Communications Inc. .............................    United States             43,700          2,138,569
                                                                                                     --------------
                                                                                                          4,096,856
                                                                                                     --------------
ELECTRONIC COMPONENTS & INSTRUMENTS .6%
*Amphenol Corp., A..........................................    United States            544,466         21,642,523
*Quantum Corp. .............................................    United States            320,300          7,727,237
                                                                                                     --------------
                                                                                                         29,369,760
                                                                                                     --------------

                                                                              15

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ENERGY EQUIPMENT & SERVICES .8%
*Cooper Cameron Corp. ......................................    United States            581,900     $   21,566,669
*Weatherford International Inc. ............................    United States            508,121         18,609,932
                                                                                                     --------------
                                                                                                         40,176,601
                                                                                                     --------------
ENERGY SOURCES 2.2%
Atlantic Richfield Co. .....................................    United States            132,400         11,063,675
Royal Dutch Petroleum Co., N.Y. shs. .......................     Netherlands             124,800          7,519,200
Shell Transport & Trading Co. PLC...........................    United Kingdom         1,394,500         10,446,331
Societe Elf Aquitaine SA, Br. ..............................        France               231,913         34,032,402
USEC Inc. ..................................................    United States          3,074,100         45,727,237
                                                                                                     --------------
                                                                                                        108,788,845
                                                                                                     --------------
FINANCIAL SERVICES 8.9%
Bear Stearns Co. Inc. ......................................    United States            840,150         39,277,012
CIT Group Inc., A...........................................    United States            865,000         24,976,875
Commercial Federal Corp. ...................................    United States          2,161,342         50,116,118
Greenpoint Financial Corp. .................................    United States          1,101,708         36,149,794
Heller Financial Inc. ......................................    United States            618,800         17,210,375
Household International Inc. ...............................    United States          1,095,181         51,884,200
(R)Laser Mortgage Management Inc. ..........................    United States            221,500            761,406
Lehman Brothers Holdings Inc. ..............................    United States            591,600         36,827,100
Liberty Financial Cos. Inc. ................................    United States          1,844,711         53,727,208
*MFN Financial Corp. .......................................    United States            380,720          3,783,405
Morgan Stanley, Dean Witter & Co. ..........................    United States            251,200         25,748,000
Newcourt Credit Group Inc. .................................        Canada                55,200            722,296
Newcourt Credit Group Inc., fgn. ...........................        Canada             1,397,300         18,077,569
Power Financial Corp. ......................................        Canada               111,400          2,131,329
Takefuji Corp. .............................................        Japan                129,100         13,343,035
+United Asset Management Corp. .............................    United States          3,105,000         70,638,750
                                                                                                     --------------
                                                                                                        445,374,472
                                                                                                     --------------
FOOD & HOUSEHOLD PRODUCTS 2.3%
*Fine Host Corp. ...........................................    United States            507,977          5,587,747
Kikkoman Corp. .............................................        Japan              1,794,700         15,198,013
Seaboard Corp. .............................................    United States              5,350          1,819,000
(R)*Sunbeam Corp. ..........................................    United States          1,480,670         10,577,536
U.S. Industries Inc. .......................................    United States          1,825,000         31,025,000
+Van Melle NV...............................................     Netherlands             397,084         25,490,852
Weetabix Ltd., A............................................    United Kingdom           433,025         23,889,340
                                                                                                     --------------
                                                                                                        113,587,488
                                                                                                     --------------
FOREST PRODUCTS & PAPER .7%
Rayonier Inc. ..............................................    United States            429,300         21,384,506
St. Joe Co. ................................................    United States            476,698         12,870,846
                                                                                                     --------------
                                                                                                         34,255,352
                                                                                                     --------------

 16

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
HEALTH & PERSONAL CARE 4.8%
*Beverly Enterprises Inc. ..................................    United States          1,759,600     $   14,186,775
*Foundation Health Systems, A...............................    United States          1,371,040         20,565,600
*Healthsouth Corp. .........................................    United States          1,608,200         24,022,487
McKesson HBOC Inc. .........................................    United States            365,500         11,741,687
*Pacificare Health Systems Inc. ............................    United States            373,390         26,860,743
*Quorum Health Group Inc. ..................................    United States          2,639,200         33,154,950
Rhone-Poulenc SA, A.........................................        France             1,126,461         51,473,122
Rhone-Poulenc SA, ADR.......................................        France                 7,550            348,244
Sankyo Co. Ltd. ............................................        Japan                501,600         12,639,458
Santen Pharmaceutical Co. Ltd. .............................        Japan                862,900         17,109,716
*Tenet Healthcare Corp. ....................................    United States          1,460,800         27,116,100
Ventas Inc. ................................................    United States            307,900          1,654,962
                                                                                                     --------------
                                                                                                        240,873,844
                                                                                                     --------------
INDUSTRIAL COMPONENTS 1.7%
Gencorp Inc. ...............................................    United States          1,175,400         29,678,850
(R)*Lancer Industries Inc., B...............................    United States                  1          1,145,967
*Owens-Illinois Inc. .......................................    United States          1,634,000         53,411,375
                                                                                                     --------------
                                                                                                         84,236,192
                                                                                                     --------------
INSURANCE 2.3%
Allmerica Financial Corp. ..................................    United States            468,100         28,466,331
American Bankers Insurance Group Inc. ......................    United States            124,300          6,766,581
Assurances Generales de France AGF..........................        France               404,542         19,482,429
Horace Mann Educators Corp. ................................    United States            702,400         19,096,500
*Old Republic International Corp. ..........................    United States            110,500          1,913,031
Provident Companies Inc. ...................................    United States            134,800          5,392,000
Sampo Insurance Co. PLC, A..................................       Finland               326,350          9,456,982
White Mountain Insurance Group Inc. ........................    United States            165,711         23,365,251
                                                                                                     --------------
                                                                                                        113,939,105
                                                                                                     --------------
LEISURE & TOURISM 1.9%
*Park Place Entertainment Corp. ............................    United States          2,908,200         28,173,187
*Promus Hotel Corp. ........................................    United States          1,412,400         43,784,400
Starwood Hotels & Resorts Worldwide Inc. ...................    United States            710,100         21,702,431
                                                                                                     --------------
                                                                                                         93,660,018
                                                                                                     --------------
MACHINERY & ENGINEERING 2.0%
Case Corp. .................................................    United States             80,200          3,859,625
FKI PLC.....................................................    United Kingdom        10,209,600         31,541,906
Invensys PLC................................................    United Kingdom        11,801,508         55,899,139
Toyoda Automatic Loom Works Ltd. ...........................        Japan                650,200         11,039,004
                                                                                                     --------------
                                                                                                        102,339,674
                                                                                                     --------------

                                                                              17

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MERCHANDISING 3.8%
*Federated Department Stores Inc. ..........................    United States            577,900     $   30,592,581
*Homeland Holdings Corp. ...................................    United States             59,798            125,576
J.C. Penney Co. Inc. .......................................    United States            778,100         37,786,481
*Neiman-Marcus Group Inc. ..................................    United States            968,800         24,886,050
*Payless Shoesource Inc. ...................................    United States            786,300         42,067,050
Rite Aid Corp. .............................................    United States          1,286,400         31,677,600
*Toys R Us Inc. ............................................    United States          1,192,985         24,679,877
                                                                                                     --------------
                                                                                                        191,815,215
                                                                                                     --------------
METALS & MINING .3%
Allegheny Teledyne Inc. ....................................    United States            749,660         16,961,057
Central Steel & Wire Co. ...................................    United States                959            700,070
                                                                                                     --------------
                                                                                                         17,661,127
                                                                                                     --------------
MISC MATERIALS & COMMODITIES .1%
Agrium Inc. ................................................        Canada               100,000            881,449
Agrium Inc., fgn. ..........................................        Canada               448,200          3,949,763
                                                                                                     --------------
                                                                                                          4,831,212
                                                                                                     --------------
MULTI-INDUSTRY 8.4%
*Alleghany Corp. ...........................................    United States            122,864         22,729,840
*Berkshire-Hathaway Inc., A.................................    United States                628         43,269,200
Compagnie Financiere Richemont AG, Br., A...................     Switzerland              29,391         56,528,425
Compagnie Generale D'Industrie et de Participation..........        France               315,826         15,275,074
Imasco Ltd. ................................................        Canada             1,113,700         30,211,063
Investor AB, A..............................................        Sweden             4,091,600         44,997,012
Investor AB, B..............................................        Sweden             7,537,300         84,220,595
Invik & Co. AB, B...........................................        Sweden                16,355            960,871
Kansas City Southern Industries Inc. .......................    United States            263,000         16,782,687
Kinnevik AB, B..............................................        Sweden             1,923,102         36,191,052
Lagardere SCA...............................................        France             1,623,590         60,443,023
Power Corp. of Canada.......................................        Canada               305,000          5,877,007
                                                                                                     --------------
                                                                                                        417,485,849
                                                                                                     --------------
REAL ESTATE 4.0%
*Alexander's Inc. ..........................................    United States             46,300          3,420,411
*Al-Zar Ltd. LP.............................................    United States                 12              2,671
*Cadillac Fairview Corp. ...................................        Canada               658,972         12,495,028
*Cadillac Fairview Corp., wts. .............................        Canada               112,599            719,372
(R)*Canary Wharf Group PLC..................................    United Kingdom        26,929,163        152,426,822
*Gould Investors LP.........................................    United States             14,600          1,460,000
(R)+*MB Metropolis LLC......................................    United States          3,043,906          3,759,224
MBO Properties Inc. ........................................    United States            205,135            102,567

 18

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
REAL ESTATE (CONT.)
(R)*Security Capital European Realty........................    United States            416,875     $    7,223,277
+*Wellsford Real Properties Inc. ...........................    United States          1,583,221         17,019,626
                                                                                                     --------------
                                                                                                        198,628,998
                                                                                                     --------------
RECREATION & OTHER CONSUMER GOODS .4%
*Gtech Holdings Corp. ......................................    United States            886,800         20,895,225
                                                                                                     --------------
TELECOMMUNICATIONS 4.7%
BCE Inc. ...................................................        Canada             1,017,950         49,906,329
*CTV Inc. ..................................................        Canada             1,252,880         19,261,906
*Telecom Italia SpA, di Risp. ..............................        Italy              4,901,400         26,662,767
Telephone & Data Systems Inc. ..............................    United States          1,713,100        125,163,369
Telesp Participacoes SA.....................................        Brazil           158,444,300          2,060,454
*Vodafone AirTouch PLC, ADR.................................    United Kingdom            55,850         11,002,450
                                                                                                     --------------
                                                                                                        234,057,275
                                                                                                     --------------
TEXTILES & APPAREL .6%
+*Nautica Enterprises Inc. .................................    United States          1,830,600         30,891,375
                                                                                                     --------------
TRANSPORTATION 3.4%
+ASG AB, B..................................................        Sweden             1,296,489         40,410,443
Burlington Northern Santa Fe Corp. .........................    United States            427,900         13,264,900
Florida East Coast Industries Inc. .........................    United States          1,315,100         58,193,175
(R)*Golden Ocean Group Ltd., wts., 8/31/01..................    United States              3,010                  0
Railtrack Group PLC.........................................    United Kingdom         2,778,645         56,806,257
                                                                                                     --------------
                                                                                                        168,674,775
                                                                                                     --------------
UTILITIES ELECTRICAL & GAS 1.3%
*Citizens Utilities Co., B..................................    United States          3,223,182         35,857,900
The McClatchy Company, A....................................    United States            105,200          3,484,750
Veba AG.....................................................       Germany               390,800         23,052,243
                                                                                                     --------------
                                                                                                         62,394,893
                                                                                                     --------------
TOTAL COMMON STOCKS (COST $3,185,816,802)...................                                          4,143,787,774
                                                                                                     --------------
PREFERRED STOCKS .8%
Embratel Participacoes SA, ADR, pfd. .......................        Brazil               378,200          5,247,525
Tele Centro Sul Participacoes SA, ADR, pfd. ................        Brazil               192,200         10,667,100
Tele Norte Leste Participacoes SA, ADR, pfd. ...............        Brazil               942,900         17,502,581
Telesp Participacoes SA, ADR, pfd. .........................        Brazil               315,900          7,226,212
                                                                                                     --------------
TOTAL PREFERRED STOCKS (COST $39,253,822)...................                                             40,643,418
                                                                                                     --------------

                                                                              19

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)


                                                                                    PRINCIPAL
                                                                   COUNTRY           AMOUNT**            VALUE
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES 3.1%
Abraxas Petroleum Corp., Series D, 11.50%, 11/01/04.........    United States     $    4,157,000     $    2,618,910
Eurotunnel Finance Ltd.:
  Equity Note, 12/31/03.....................................    United Kingdom         6,927,387GBP       5,350,430
  Participating Loan Note, 4/30/40..........................    United Kingdom         3,200,000GBP       2,168,910
Eurotunnel PLC:
  12/31/12, Tier 1..........................................    United Kingdom         5,145,315GBP       6,650,418
  12/31/18, Tier 2..........................................    United Kingdom        13,192,620GBP      15,388,132
  12/31/25, Tier 3..........................................    United Kingdom         3,979,941GBP       4,077,680
  12/31/50, Resettable Advance R5...........................    United Kingdom         4,999,646GBP       3,349,279
Eurotunnel SA:
  12/31/12, Tier 1 (Libor)..................................        France             4,304,934EUR       3,595,954
  12/31/12, Tier 1 (Pibor)..................................        France               122,451EUR         102,285
  12/31/18, Tier 2 (Libor)..................................        France             9,184,183EUR       6,961,302
  12/31/18, Tier 2 (Pibor)..................................        France             1,733,689EUR       1,323,017
  12/31/25, Tier 3 (Libor)..................................        France             7,529,525EUR       4,969,471
  12/31/25, Tier 3 (Pibor)..................................        France             1,651,056EUR       1,089,694
  12/31/50, Resettable Advance R4...........................        France             8,501,252EUR       3,638,259
  Stabilization Advance, S6 tier 1 (Pibor)..................        France               200,533EUR          49,632
  Stabilization Advance, S6, tier 2.........................        France               607,945EUR         125,388
  Stabilization Advance, S7, tier 1 (Libor).................        France               494,243EUR         122,325
  Stabilization Advance, S8, tier 1.........................    United Kingdom           856,619GBP         324,057
  Stabilization Advance, S8, tier 2.........................    United Kingdom           863,018GBP         209,016
Federal Home Loan Bank:
  5.39%, 10/06/00...........................................    United States         20,000,000         19,912,480
  5.35%, 4/12/01............................................    United States         25,000,000         24,786,275
Federal Home Loan Mortgage Corp., 5.635%, 10/01/01..........    United States         12,500,000         12,407,175
(R)*Golden Ocean Group Ltd., 10.00%, 8/31/01................    United States          7,190,000            790,900
*Great Trust Services, Series A, zero coupon, 1/15/02.......    United States            212,017            106,008
Heilman Acquisition Corp., 9.625%, 1/31/04..................    United States         15,000,000              1,500
Hvide Marine Inc., 8.375%, 2/15/08..........................    United States          1,715,000            831,775
Kelley Oil & Gas Corp.:
  10.375%, 10/15/06.........................................    United States          1,180,000            678,500
  Series D, 10.375%, 10/15/06...............................    United States          1,480,000            851,000
  144A, 14.00%, 4/15/03.....................................    United States          2,240,000          2,307,200
MFN Financial Corp.:
  Series A, 10.00%, 4/23/01.................................    United States          1,575,174          1,488,539
  Series B, FRN, 9.495%, 4/23/01............................    United States          2,700,174          2,551,664
R.H. Cement Finance PLC, 144A, FRN, 14.40%, 3/10/00.........    Irish Republic         4,800,000          4,800,000
Southwest Royalties Inc., B 10.50%, 10/15/04................    United States         17,331,000          8,405,535
Specialty Foods Corp.:
  13.25%, 8/15/03...........................................    United States          8,140,000          6,349,200
  11.00%, 8/15/09...........................................    United States            767,754                 78
TFM SA de CV:
  144A, 10.25%, 6/15/07.....................................        Mexico               400,000            355,000
  144A, zero coupon to 6/15/02, 11.75%, 6/15/09.............        Mexico             5,450,000          3,297,250
Tribasa Toll Road Trust I, 144A, 10.50%, 12/01/11...........        Mexico             2,115,854          1,100,244
                                                                                                     --------------
TOTAL BONDS & NOTES (COST $162,689,598).....................                                            153,134,482
                                                                                                     --------------

 20

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                                    PRINCIPAL
                                                                   COUNTRY           AMOUNT**            VALUE
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION 3.1%
*Acme Metals Inc., Term Loan................................    United States     $    2,872,000     $    2,168,360
*Aiken Cnty S C Indl Rev Ref Belott, 6.00%, 12/01/11........    United States            420,000            256,200
*Altos Hornos de Mexico SA:
  cvt., 5.50%, 12/15/01.....................................        Mexico               200,000             80,000
  Series A, 11.375%, 4/30/02................................        Mexico               900,000            405,000
  Series B, 11.875%, 4/15/04................................        Mexico               620,000            279,000
*Barings BV, zero coupon 1/22/01............................     Netherlands          25,350,000         15,970,500
*Breed Technologies Inc., Tranche B, Term Loan..............    United States            219,543            141,605
*Brunos Inc.:
  Revolver..................................................    United States          2,531,800          1,455,785
  Tranche A, Term Loan......................................    United States          4,424,500          2,389,230
  Tranche B, Term Loan......................................    United States          3,640,000          1,965,600
*Crown Leasing, Bank Claim..................................        Japan          1,048,052,471JPY       1,374,573
*Decision One Corp.:
  Revolver..................................................                           3,187,428          1,394,500
  Tranche A, Term Loan......................................    United States          5,640,915          2,467,900
  Tranche B, Term Loan......................................    United States          1,649,614            721,706
*Dictaphone Corporation:
  Revolver..................................................    United States          4,831,566          4,203,462
  Tranche B, Term Loan......................................    United States          3,108,875          2,735,810
  Tranche C, Term Loan......................................    United States          2,811,500          2,474,120
*Dow Corning Corp.:
  bank debt #1..............................................    United States          2,850,000          3,655,125
  bank debt #2..............................................    United States          2,070,704          2,655,678
  swap......................................................    United States          7,677,843          9,846,834
  9.30%, 1/27/98............................................    United States          1,835,000          2,353,387
  9.50%, 8/10/99............................................    United States            350,000            448,875
  8.55%, 3/01/01............................................    United States          1,100,000          1,410,750
  9.375%, 2/01/08...........................................    United States            790,000          1,013,175
  8.15%, 10/15/29...........................................    United States          7,050,000          9,041,625
*Eli Jacobs, bank claim.....................................    United States         25,305,910            253,059
*Foxmeyer Health Corp.:
  Reclaimation trade claim..................................    United States          5,488,844          1,427,099
  Trade Claim...............................................    United States            610,315            457,736
*Harnischfeger Industries Inc.:
  8.90%, 3/01/22............................................    United States          2,905,000          1,772,050
  8.70%, 6/15/22............................................    United States          1,455,000            887,550
  6.875%, 2/15/27...........................................    United States          3,580,000          2,183,800
*Integrated Health Services Inc., Tranche B, Term Loan......    United States          2,792,911          2,583,443
*Koninklijke Ned Vlieg Fokker NV, trade claim...............     Netherlands           6,467,457EUR       5,335,635
*Loewen Group Inc., Series 5, 6.10%, 10/02/02...............        Canada             2,580,000          1,066,553

                                                                              21

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                                    PRINCIPAL
                                                                   COUNTRY           AMOUNT**            VALUE
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
*Loewen Group International Inc.
  bank claim, revolver......................................        Canada        $    1,648,043     $    1,030,027
  144A, 6.70%, 10/01/99.....................................        Canada             3,580,000          2,165,900
  Series 3, 7.50%, 4/15/01..................................        Canada               960,000            604,800
  Series 6, 7.20%, 6/01/03..................................        Canada            15,460,000          9,894,400
  Series 4, 8.25%, 10/15/03.................................        Canada             5,385,000          3,365,625
  Series 7, 7.60%, 6/01/08..................................        Canada            12,070,000          7,664,450
  Series 3, 7.75%, 10/15/01.................................        Canada             1,960,000          1,234,800
  Series 2, 8.25%, 4/15/03..................................        Canada             1,900,000          1,187,500
*Nippon Credit Bank Ltd., Bank Claim........................        Japan            533,496,043JPY         704,260
*Nippon Total Finance, Bank Claim...........................        Japan            540,865,459JPY         265,817
*Philip Services Corporation:
  Revolver tranche 1........................................    United States          3,791,139          1,630,190
  Revolver tranche 2........................................    United States          3,507,626          1,508,279
  Revolver tranche 3........................................    United States          1,761,086            757,267
*Port Seattle Wash Rev Ref-Beloit Proj., 6.00%, 12/01/17....    United States            225,000            137,250
*Pratama Datakom Asia BV:
  Reg S, 12.75%, 7/15/05....................................      Indonesia            1,730,000            406,550
  144A, 12.75%, 7/15/05.....................................      Indonesia            7,795,000          1,831,825
*Ritvik Holdings:
  Term Loan B...............................................    United States            676,000            574,600
  Term Loan C...............................................    United States          1,692,000          1,438,200
*Southeast Banking Corp.:
  zero coupon, 12/18/96.....................................    United States          5,270,000          1,317,500
  zero coupon, 11/12/97.....................................    United States          6,880,000          1,720,000
  10.50%, 4/11/01...........................................    United States         15,840,000          3,960,000
*United Companies Financial Corp, revolver..................    United States         22,379,000         12,532,240
*Vencor Inc.:
  revolver..................................................    United States            782,000            664,700
  term loan A...............................................    United States          4,325,792          3,568,787
  term loan B...............................................    United States            573,999            483,594
  9.875%, 5/01/05...........................................    United States         16,360,000          4,989,800
*Ventas Inc.:
  Tranche A, Bridge Loan....................................    United States            788,000            732,840
  Tranche B, revolver.......................................    United States          1,900,683          1,767,636
  Tranche C, Term Loan A....................................    United States            747,850            702,979
  Tranche D, Term Loan B....................................    United States            262,096            214,919
                                                                                                     --------------
TOTAL BONDS & NOTES IN REORGANIZATION (COST $131,939,215)...                                            155,932,460
                                                                                                     --------------




                                                                                      SHARES
COMPANIES IN LIQUIDATION
*City Investing Company Liquidating Trust...................    United States     $      389,587     $      511,333
*Kendall International Inc., Residual Ownership Cert. ......    United States                 49                511
*MCorp. Financial Trust, claim units........................    United States             13,334             16,301
*MCorp. Trust Units, claim units............................    United States             13,327                133
                                                                                                     --------------
TOTAL COMPANIES IN LIQUIDATION (COST $92,264)...............                                                528,278
                                                                                                     --------------

22

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                                    PRINCIPAL
                                                                   COUNTRY           AMOUNT**            VALUE
-------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS 7.6%
Fannie Mae, 4.49% to 5.26% with maturities to 6/19/00.......    United States     $  189,800,000     $  185,308,350
Federal Home Loan Bank, 4.51% to 5.11% with maturities to
  6/02/00...................................................    United States        169,500,000        165,131,460
Federal Home Loan Mortgage Corp., 5.12% to 5.28% with
  maturities to 6/22/00.....................................    United States         30,000,000         28,532,690
                                                                                                     --------------
TOTAL SHORT TERM INVESTMENTS (COST $379,263,210)............                                            378,972,500
                                                                                                     --------------
TOTAL INVESTMENTS (COST $3,899,054,911) 97.7%...............                                          4,872,998,912
SECURITIES SOLD SHORT (1.1)%................................                                            (53,670,747)
NET EQUITY IN FORWARD CONTRACTS 1.0%........................                                             50,299,430
OTHER ASSETS, LESS LIABILITIES 2.4%.........................                                            117,699,723
                                                                                                     --------------
TOTAL NET ASSETS 100.0%.....................................                                         $4,987,327,318
                                                                                                     ==============
SECURITIES SOLD SHORT
ISSUER                                                             COUNTRY                SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------
*Allied Signal Inc. ........................................    United States             31,700     $    1,997,100
*BP Amoco PLC, ADR..........................................    United Kingdom            51,200          5,555,200
*DST Systems Inc. ..........................................    United States             54,700          3,439,263
*Intel Corp. ...............................................    United States             37,400          2,225,300
*Nortel Networks Corp. .....................................        Canada               407,300         35,066,484
*Unum Corp. ................................................    United States             98,400          5,387,400
                                                                                                     --------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $47,687,274)..........                                         $   53,670,747
                                                                                                     ==============

CONTRACTS FOR DIFFERENCES                                                                   VALUE AT      UNREALIZED
SECURITY                                                          COUNTRY        SHARES       6/30/99         LOSS
--------------------------------------------------------------------------------------------------------------------
*BP Amoco PLC, cfd. 10.3574................................  United Kingdom    162,900    $ 2,922,042    $  (262,573)
*BP Amoco PLC, cfd. 10.945.................................  United Kingdom     63,500      1,139,040        (43,540)
*BP Amoco PLC, cfd. 11.2992................................  United Kingdom    122,000      2,188,393        (15,538)
*Vodafone Group PLC, cfd. 11.2893..........................  United Kingdom    335,000      6,589,956       (628,739)
*Vodafone Group PLC, cfd. 12.272...........................  United Kingdom    223,000      4,386,747        (73,112)
                                                                                          -----------    -----------
TOTAL CONTRACTS FOR DIFFERENCES............................                               $14,304,136    $(1,023,502)
                                                                                          ===========    ===========

CURRENCY ABBREVIATIONS:

EUR -- European Unit
GBP -- British Pounds
JPY -- Japanese Yen

 * Non income producing
** Securities denominated in U.S. dollars unless otherwise indicated.
(R) Restricted securities (see note 6).
 + Affiliated issuers (see note 7).

                       See Notes to Financial Statements.
 23


MUTUAL BEACON FUND
Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $3,709,288,822)................    $4,665,898,227
  Controlled affiliates (cost $3,194,872)...................         3,759,224
  Non controlled affiliates (cost $186,571,217).............       203,341,461    $4,872,998,912
                                                                --------------
 Cash.......................................................                          35,015,490
 Receivables:
  Investment securities sold................................                          54,957,865
  Capital shares sold.......................................                           5,629,781
  Dividends and interest....................................                          16,397,937
  From affiliates...........................................                             188,699
 Unrealized gain on forward exchange contracts (Note 8).....                          53,011,182
 Deposits with broker for securities sold short.............                          93,839,933
                                                                                  --------------
      Total assets..........................................                       5,132,039,799
                                                                                  --------------
Liabilities:
 Payables:
  Investment securities purchased...........................                          69,444,180
  Capital shares redeemed...................................                          12,835,396
  To affiliates.............................................                           4,523,861
 Securities sold short, at value (proceeds $47,687,274).....                          53,670,747
 Unrealized loss on forward exchange contracts (Note 8).....                           2,711,752
 Due to broker-variation margin.............................                             858,766
 Accrued expense............................................                             667,779
                                                                                  --------------
      Total liabilities.....................................                         144,712,481
                                                                                  --------------
Net assets, at value........................................                      $4,987,327,318
                                                                                  ==============
Net assets consist of:
 Undistributed net investment income........................                      $    3,613,403
 Net unrealized appreciation................................                       1,017,236,456
 Accumulated net realized gain..............................                         502,904,734
 Capital shares.............................................                       3,463,572,725
                                                                                  --------------
Net assets, at value........................................                      $4,987,327,318
                                                                                  ==============

24

MUTUAL BEACON FUND
Financial Statements (continued)
STATEMENT OF ASSETS AND LIABILITIES (CONT.)

JUNE 30, 1999 (UNAUDITED)

CLASS Z:
 Net asset value and maximum offering price per share
   ($3,518,020,417 / 232,319,716 shares outstanding)........                              $15.14
                                                                                  ==============
CLASS A:
 Net asset value per share ($966,757,259 / 64,062,559 shares
  outstanding)..............................................                              $15.09
                                                                                  ==============
 Maximum offering price per share ($15.09 / 94.25%).........                              $16.01
                                                                                  ==============
CLASS B:
 Net asset value and maximum offering price per share
  ($4,241,954 / 282,793 shares outstanding)*................                              $15.00
                                                                                  ==============
CLASS C:
 Net asset value per share ($498,307,688 / 33,203,050 shares
  outstanding)*.............................................                              $15.01
                                                                                  ==============
 Maximum offering price per share ($15.01 / 99.00%).........                              $15.16
                                                                                  ==============

* Redemption price per share is equal to net asset value less any applicable sales charge.

                       See Notes to Financial Statements.
                                                                              25


MUTUAL BEACON FUND
Financial Statements (continued)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $2,485,405)
 Dividends..................................................    $ 44,376,339
 Interest...................................................      21,244,681
                                                                ------------
      Total investment income...............................                    $ 65,621,020
                                                                                ------------
Expenses:
 Management fees (Note 3)...................................      14,845,475
 Administrative fees (Note 3)...............................       1,903,714
 Distribution fees (Note 3)
  Class A...................................................       1,558,320
  Class B...................................................           7,247
  Class C...................................................       2,358,148
 Transfer agent fees (Note 3)...............................       2,514,139
 Custodian fees.............................................         182,129
 Reports to shareholders....................................         210,414
 Registration and filing fees...............................         156,652
 Professional fees..........................................         236,792
 Directors' fees and expenses...............................          60,763
 Other......................................................         149,523
                                                                ------------
      Total expenses........................................                      24,183,316
      Expenses waived/paid by affiliate (Note 3)............                      (1,091,892)
                                                                                ------------
          Net expenses......................................                      23,091,424
                                                                                ------------
            Net investment income...........................                      42,529,596
                                                                                ------------
Realized and unrealized gains:
 Net realized gain from:
  Investments...............................................     464,473,834
  Foreign currency transactions.............................      31,863,225
                                                                ------------
      Net realized gain.....................................                     496,337,059
 Net unrealized appreciation on:
  Investments...............................................     205,317,006
  Translation of assets and liabilities denominated in
    foreign currencies......................................      56,349,703
                                                                ------------
      Net unrealized appreciation...........................                     261,666,709
                                                                                ------------
Net realized and unrealized gain............................                     758,003,768
                                                                                ------------
Net increase in net assets resulting from operations........                    $800,533,364
                                                                                ============

                       See Notes to Financial Statements.
26


MUTUAL BEACON FUND
Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 1999            YEAR ENDED
                                                                  (UNAUDITED)          DECEMBER 31, 1998
                                                                ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $    42,529,596         $   141,765,837
  Net realized gain from investments and foreign currency
   transactions.............................................        496,337,059             391,064,810
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies.......................................        261,666,709            (427,971,403)
                                                                ----------------------------------------
    Net increase in net assets resulting from operations....        800,533,364             104,859,244

 Distributions to shareholders from:
  Net investment income:
   Class Z..................................................         (9,764,423)           (137,278,406)
   Class A..................................................         (1,965,565)            (27,206,575)
   Class B..................................................             (8,756)                     --
   Class C..................................................           (248,115)            (11,323,821)

  Net realized gains:
   Class Z..................................................        (61,362,164)           (268,697,611)
   Class A..................................................        (16,900,902)            (59,012,359)
   Class B..................................................            (63,647)                     --
   Class C..................................................         (8,733,108)            (31,235,735)

 Capital share transactions (Note 2):
   Class Z..................................................     (1,016,509,729)         (1,347,918,137)
   Class A..................................................       (111,408,004)            276,437,276
   Class B..................................................          4,079,059                      --
   Class C..................................................        (68,685,813)            184,975,294
                                                                ----------------------------------------
    Net decrease in net assets..............................       (491,037,803)         (1,316,400,830)

Net assets:
 Beginning of period........................................      5,478,365,121           6,794,765,951
                                                                ----------------------------------------
 End of period..............................................    $ 4,987,327,318         $ 5,478,365,121
                                                                ========================================

Undistributed net investment income/(Distributions in excess of net investment income) included in net assets:
 End of period..............................................    $     3,613,403         $   (26,929,334)
                                                                ========================================

                       See Notes to Financial Statements.
                                                                              27


MUTUAL BEACON FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Beacon Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund, Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation and income through a flexible policy of investing in stocks and corporate debt securities. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

                                                                              28

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.)

information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

f. CURRENCY OPTION CONTRACTS:

Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

g. CONTRACTS FOR DIFFERENCES:

Short contracts for differences are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a short sale of the underlying security taken place. Upon entering into short contracts for differences, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount ("initial margin"). Subsequent payments known as "variation margin", are made or received by the Fund periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the contracts for difference and may realize a loss.

 29

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

h. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale. The Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

i. SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED BASIS:

The Fund may trade securities on a when-issued or delayed basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

j. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class Z, Class A, Class B, and Class C. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively, and a fourth class of shares, Class B was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

30

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)
At June 30, 1999, there were 1.55 billion Fund shares authorized ($0.001 par value) of which 750 million, 300 million, 200 million, and 300 million were designated as Class Z, Class A, Class B, and Class C shares, respectively. Transactions in the Fund's shares were as follows:

                                                            SIX MONTHS ENDED                          YEAR ENDED
                                                             JUNE 30, 1999                         DECEMBER 31, 1998
                                                     -----------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
CLASS Z SHARES:
Shares sold........................................    8,562,196    $   120,820,415           29,538,240    $   423,539,531
Shares issued on reinvestment of distributions.....    4,452,466         66,878,576           28,882,302        383,214,544
Shares redeemed....................................  (87,796,963)    (1,204,208,720)        (153,566,842)    (2,154,672,212)
                                                     ----------------------------------------------------------------------
Net decrease.......................................  (74,782,301)   $(1,016,509,729)         (95,146,300)   $(1,347,918,137)
                                                     ======================================================================

                                                            SIX MONTHS ENDED                          YEAR ENDED
                                                             JUNE 30, 1999                         DECEMBER 31, 1998
                                                     ----------------------------------------------------------------------
                                                        SHARES           AMOUNT                 SHARES           AMOUNT
                                                     ----------------------------------------------------------------------
CLASS A SHARES:
Shares sold........................................   10,385,154    $   146,002,097           33,023,123    $   478,615,148
Shares issued on reinvestment of distributions.....    1,198,564         17,941,569            6,172,882         81,129,419
Shares redeemed....................................  (19,883,966)      (275,351,670)         (20,320,000)      (283,307,291)
                                                     ----------------------------------------------------------------------
Net increase (decrease)............................   (8,300,248)   $  (111,408,004)          18,876,005    $   276,437,276
                                                     ======================================================================

                                                            SIX MONTHS ENDED
                                                             JUNE 30, 1999+
                                                     ------------------------------
                                                        SHARES           AMOUNT
                                                     ------------------------------
CLASS B SHARES:
Shares sold........................................      284,566    $     4,098,332
Shares issued on reinvestment of distributions.....        4,477             66,618
Shares redeemed....................................       (6,250)           (85,891)
                                                     ------------------------------
Net increase.......................................      282,793    $     4,079,059
                                                     ==============================

                                                            SIX MONTHS ENDED                          YEAR ENDED
                                                             JUNE 30, 1999                         DECEMBER 31, 1998
                                                     ----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                     ----------------------------------------------------------------------
CLASS C SHARES:
Shares sold........................................    2,753,712    $    38,803,543           17,229,777    $   250,063,188
Shares issued on reinvestment of distributions.....      557,037          8,294,102            2,985,265         39,075,561
Shares redeemed....................................   (8,473,615)      (115,783,458)          (7,656,767)      (104,163,455)
                                                     ----------------------------------------------------------------------
Net increase (decrease)............................   (5,162,866)   $   (68,685,813)          12,558,275    $   184,975,294
                                                     ======================================================================

+ Effective date of Class B shares was January 1, 1999.

                                                                              31

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Series Fund are also officers or directors of Franklin Mutual Advisers, Inc. (Franklin Mutual) and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, Inc. (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors), are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of 0.60% per year of the average daily net assets of the Fund. Franklin Mutual agreed, through June 30, 2000, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Fund's Board of Directors determines that such expenses would have been higher had the merger between Franklin Mutual and the Fund's former investment adviser not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions, and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregate average daily net assets as follows:


ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion


The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively. Distributors received net commissions from sales of those shares and received contingent deferred sales charges for the period of $120,065 and $353,929, respectively.

4. INCOME TAXES

At June 30, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes of $3,900,829,030 was as follows:

Unrealized appreciation.....................................  $1,078,109,062
Unrealized depreciation.....................................    (105,939,180)
                                                              --------------
Net unrealized appreciation.................................  $  972,169,882
                                                              ==============


32

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 1999 aggregated $1,460,545,385 and $2,417,176,871, respectively

Transactions in options written during the six months ended June 30, 1999 were as follows:

                                                                 NUMBER OF
                                                                 CONTRACTS     PREMIUM
                                                                 --------     ---------
Options outstanding at December 31, 1998....................       236        $  55,609
Options written.............................................       376          151,867
Options expired.............................................      (530)        (175,022)
Options terminated in closing transactions..................       (82)         (32,454)
                                                              -------------------------
Options outstanding at June 30, 1999........................         0        $       0
                                                              =========================

6. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 1999 are as follows:

NUMBER OF SHARES OR                                                                   ACQUISITION
 PRINCIPAL AMOUNT                                ISSUER                                  DATE           VALUE
 ----------------------------------------------------------------------------------------------------------------
    26,929,163        Canary Wharf Group PLC......................................      5/06/99      $152,426,822
     7,190,000        Golden Ocean Group, 10.00%, 8/31/01.........................      8/26/97           790,900
         3,010        Golden Ocean Group Ltd., wts., 8/31/01......................      8/26/97                 0
             1        Lancer Industries Inc., B...................................      8/11/89         1,145,967
       221,500        Laser Mortgage Management Inc...............................     11/26/97           761,406
     3,043,906        MB Metropolis LLC...........................................     12/07/94         3,759,224
       416,875        Security Capital European Realty............................      4/08/98         7,223,277
     1,480,670        Sunbeam Corp................................................      2/23/90        10,577,536
                                                                                                     ------------
TOTAL RESTRICTED SECURITIES (COST $22,831,270) (3.54% OF NET ASSETS)..............                   $176,685,132
                                                                                                     ============

7. INVESTMENT IN AFFILIATES

The Investment Company Act of 1940 defines "affiliated persons" to include any persons, such as the Fund, that owns 5% or more of the outstanding voting securities of another person. Investments in "affiliated persons" at June 30, 1999 were $207,100,685. For the six months ended June 30, 1999, dividend income from "affiliated persons" was $2,384,180 and net realized gains from the disposition of "affiliated persons" were $10,084,293.

                                                                           33

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

7. INVESTMENT IN AFFILIATES (CONT.)

                                  NUMBER OF                                 NUMBER OF                     DIVIDEND INCOME
                                 SHARES HELD      GROSS        GROSS       SHARES HELD        VALUE           1/1/99-
        NAME OF ISSUER          DEC. 31, 1998   ADDITIONS   REDUCTIONS    JUNE 30, 1999   JUNE 30, 1999       6/30/99
-------------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES*
MB Metropolis LLC.............    3,043,906           --            --      3,043,906     $  3,759,224              --
MSCW Investors III, LLC.......   28,372,000           --    (28,372,000)           --               **              --
                                                                                          -------------------------------
TOTAL CONTROLLED AFFILIATES...                                                            $  3,759,224              --
                                                                                          ===============================
NON CONTROLLED AFFILIATES
ASG AB, B.....................    1,466,689           --      (170,200)     1,296,489     $ 40,410,443      $  655,720
Farmer Bros. Co. .............       93,286           --            --         93,286       18,890,415         130,600
Gulfmark Offshore Inc. .......      642,074           --      (642,074)            --               **              --
Nautica Enterprises Inc.......    1,493,500      429,900       (92,800)     1,830,600       30,891,375              --
R H Donnelly Corp.............    1,914,772           --      (718,700)     1,196,072               **              --
Resurgence Properties Inc.....      591,900           --      (591,900)            --               **              --
Resurgence Properties Inc.,
 Restricted...................      900,000           --      (900,000)            --               **              --
Spectra Physics AB, A.........    1,130,000           --    (1,130,000)            --               **              --
United Asset Management
 Corporation..................    3,105,000           --            --      3,105,000       70,638,750       1,242,000
Van Melle NV..................      282,037      115,047            --        397,084       25,490,852         355,860
Wellsford Real Properties
 Inc. ........................    1,583,221           --            --      1,583,221       17,019,626              --
                                                                                          -------------------------------
TOTAL NON CONTROLLED
 AFFILIATES...................                                                            $203,341,461      $2,384,180
                                                                                          ===============================

                                 REALIZED
                                 CAPITAL
        NAME OF ISSUER            GAINS
------------------------------  ----------
CONTROLLED AFFILIATES*
MB Metropolis LLC.............          --
MSCW Investors III, LLC.......  $5,707,741
                                ----------
TOTAL CONTROLLED AFFILIATES...  $5,707,741
                                ==========
NON CONTROLLED AFFILIATES
ASG AB, B.....................  $ (283,791)
Farmer Bros. Co. .............          --
Gulfmark Offshore Inc. .......   1,169,746
Nautica Enterprises Inc.......     183,763
R H Donnelly Corp.............     210,529
Resurgence Properties Inc.....      41,433
Resurgence Properties Inc.,
 Restricted...................      63,000
Spectra Physics AB, A.........   2,991,872
United Asset Management
 Corporation..................          --
Van Melle NV..................          --
Wellsford Real Properties
 Inc. ........................          --
                                ----------
TOTAL NON CONTROLLED
 AFFILIATES...................  $4,376,552
                                ==========

*Issuer in which the Fund owns 25% or more of the outstanding voting securities. **As of June 30, 1999, no longer an affiliate.

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance-sheet risk, primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the functional currency and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

                                                                              34

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)

As of June 30, 1999, the Fund had the following forward exchange contracts outstanding:

                                                                                     IN            SETTLEMENT         UNREALIZED
                                                                                EXCHANGE FOR          DATE            GAIN/(LOSS)
CONTRACTS TO BUY:                                                              --------------------------------------------------
------------------
         646,280    Canadian Dollars...................................  U.S.  $      429,336       07/13/99    U.S.  $    12,345
     116,449,650    Norwegian Krone....................................            14,650,000       09/10/99              110,454
      12,729,479    Canadian Dollars...................................             8,469,156       10/29/99              243,587
                                                                               --------------                         -----------
                                                                         U.S.  $   23,548,492                             366,386
                                                                               ==============                         ===========
CONTRACTS TO SELL:
------------------
      44,243,185    European Unit......................................  U.S.  $   51,206,509       07/19/99            5,515,812
      52,087,176    Swedish Krona......................................             6,764,568       07/21/99              630,177
      24,891,575    British Pounds.....................................            40,536,188       08/17/99            1,287,411
     448,998,523    Swedish Krona......................................            57,197,264       08/17/99            4,229,275
      52,765,832    European Unit......................................            58,649,897       08/31/99            3,977,417
      63,816,007    European Unit......................................            70,269,869       09/10/99            4,095,129
      97,671,840    Norwegian Krone....................................            12,475,000       09/10/99               94,708
      74,122,054    Swiss Franc........................................            50,732,236       09/10/99            2,646,183
      83,179,245    Swedish Krona......................................             9,979,532       09/15/99              148,518
      75,644,076    Swedish Krona......................................             9,272,954       09/20/99              329,559
  11,031,299,736    Japanese Yen.......................................           216,198,605       09/24/99            2,092,587
      85,383,514    European Unit......................................            93,402,305       10/12/99            4,637,093
     554,662,111    Swedish Krona......................................            67,749,128       10/19/99            2,041,197
      78,225,001    European Unit......................................            87,869,913       10/27/99            6,449,955
      31,937,039    Canadian Dollars...................................            21,905,746       10/29/99               46,312
      24,584,982    British Pounds.....................................            40,073,521       11/16/99            1,260,718
     476,298,523    Swedish Krona......................................            60,739,415       11/17/99            4,201,291
      38,498,670    European Unit......................................            40,899,039       11/29/99              722,778
      25,306,183    British Pounds.....................................            40,720,457       12/15/99              750,577
      32,250,788    European Unit......................................            34,126,014       12/17/99              421,631
      38,833,026    British Pounds.....................................            63,019,300       12/20/99            1,679,535
      59,521,237    British Pounds.....................................            95,948,234       01/18/00            1,889,545
      14,455,469    British Pounds.....................................            23,404,941       05/22/00              524,569
      37,374,310    British Pounds.....................................            61,891,857       07/20/00            2,972,819
                                                                               --------------                         -----------
                                                                         U.S.  $1,315,032,492                          52,644,796
                                                                               ==============                         -----------
         Unrealized gain on forward exchange contracts.................                                                53,011,182
                                                                                                                      ===========

 35

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)

                                                                                     IN            SETTLEMENT         UNREALIZED
                                                                                EXCHANGE FOR          DATE            GAIN/(LOSS)
CONTRACTS TO BUY:                                                              --------------------------------------------------
------------------
       1,151,751    Canadian Dollars...................................  U.S.  $      790,441       07/13/99    U.S.  $    (3,310)
      78,029,999    Norwegian Krone....................................             9,907,313       09/10/99              (16,702)
      10,307,500    Canadian Dollars...................................             7,058,487       10/29/99               (3,477)
                                                                               --------------                         -----------
                                                                         U.S.  $   17,756,241                             (23,489)
                                                                               ==============                         ===========
CONTRACTS TO SELL:
------------------
       1,914,176    Canadian Dollars...................................  U.S.  $    1,270,189       07/13/99              (37,998)
      16,482,929    Canadian Dollars...................................            10,969,970       08/31/99             (302,680)
      82,511,500    Norwegian Krone....................................            10,402,357       09/10/99              (56,302)
     222,663,000    Swedish Krona......................................            26,250,000       09/15/99              (66,699)
   1,679,616,338    Japanese Yen.......................................            13,892,439       09/24/99             (165,242)
      16,007,958    Swedish Krona......................................             1,887,241       10/19/99               (9,138)
     103,057,075    Canadian Dollars...................................            68,487,623       10/29/99           (2,050,204)
                                                                               --------------                         -----------
                                                                         U.S.  $  133,159,819                          (2,688,263)
                                                                               ==============                         -----------
         Unrealized loss on forward exchange contracts.................                                                (2,711,752)
                                                                                                                      -----------
           Net unrealized gain on forward exchange contracts...........                                         U.S.  $50,299,430
                                                                                                                      ===========

                                                                              36







SEMIANNUAL REPORT

CHAIRMAN OF THE BOARD
Michael F. Price

OFFICERS
Peter A. Langerman
Robert L. Friedman
Jeffery Altman
Raymond Garea
David E. Marcus
Larry Sondike
David Winters

INVESTMENT MANAGER
Franklin Mutual Advisers, Inc.
51 John F. Kennedy Parkway
Short Hills, NJ 07078

DISTRIBUTOR

Franklin/Templeton Distributors, Inc.
1-800-DIAL-BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES
1-800-632-2301 - (Class A, B, & C)
1-800-448-FUND - (Class Z)

FUND INFORMATION
1-800-342-5236

This report must be preceded or accompanied by the current Mutual Beacon Fund prospectus, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

476 S99 08/99                          [recycle logo] Printed on recycled paper]